Cover	Jul. 07, 2026
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 07, 2026
Entity File Number	000-27781
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	320 Boston Post Road
Entity Address Address Line 2	Suite 180
Entity Address City Or Town	Darien
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06820
City Area Code	475
Local Phone Number	755-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false